Equity - Summary of Non-controlling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 2,279,899	$ 2,107,892
Non-controlling Interests, Profit (Loss)	$ 555,678	465,677	$ 417,471
Enel Distribución Rio S.A. (formerly Ampla Energía S.A.)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.27%
Non-controlling Interests, Equity	$ 2,510	2,471
Non-controlling Interests, Profit (Loss)	$ 192	128	(111)
Enel Distribución Ceara S.A. (formerly Coelce)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	26.00%
Non-controlling Interests, Equity	$ 214,442	204,985
Non-controlling Interests, Profit (Loss)	$ 26,753	26,409	35,633
Enel Distribucion Sao Paulo S.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.00%
Non-controlling Interests, Equity		68,083
Non-controlling Interests, Profit (Loss)	$ 26,366	907
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.70%
Non-controlling Interests, Equity	$ 494,477	439,727
Non-controlling Interests, Profit (Loss)	$ 129,624	106,363	108,928
Emgesa S.A. E.S.P.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	51.52%
Non-controlling Interests, Equity	$ 747,014	675,574
Non-controlling Interests, Profit (Loss)	$ 193,449	178,045	154,744
Enel Distribución Perú S.A.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.85%
Non-controlling Interests, Equity	$ 121,098	104,792
Non-controlling Interests, Profit (Loss)	$ 21,651	17,601	23,249
Enel Generación Perú S.A.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.40%
Non-controlling Interests, Equity	$ 152,227	128,863
Non-controlling Interests, Profit (Loss)	$ 20,091	25,177	22,647
Chinango S.A.C.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	33.12%
Non-controlling Interests, Equity	$ 22,604	36,158
Non-controlling Interests, Profit (Loss)	$ 6,318	6,836	3,810
Empresa Distribuidora Sur S.A. (Distribution)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	27.91%
Non-controlling Interests, Equity	$ 223,785	177,338
Non-controlling Interests, Profit (Loss)	$ 50,352	25,609	3,135
Enel Generación Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	24.38%
Non-controlling Interests, Equity	$ 40,738	34,353
Non-controlling Interests, Profit (Loss)	$ 14,125	22,248	4,792
Enel Generacion El Chocon S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	34.31%
Non-controlling Interests, Equity	$ 97,763	102,131
Non-controlling Interests, Profit (Loss)	$ 28,142	31,031	30,138
Inversora Dock Sud S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	42.86%
Non-controlling Interests, Equity	$ 77,378	60,390
Non-controlling Interests, Profit (Loss)	$ 18,723	12,027	13,984
Central Dock Sud S.A.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	29.76%
Non-controlling Interests, Equity	$ 76,533	59,687
Non-controlling Interests, Profit (Loss)	$ 18,486	11,921	13,826
Enel Generación Piura S.A
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	3.50%
Non-controlling Interests, Equity	$ 5,463	4,924
Non-controlling Interests, Profit (Loss)	$ 778	613	613
Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	0.12%
Non-controlling Interests, Equity	$ 971	1,033
Non-controlling Interests, Profit (Loss)	(19)	313	12
Other
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	2,896	7,383
Non-controlling Interests, Profit (Loss)	$ 647	$ 449	$ 2,071